Cover	12 Months Ended
Dec. 31, 2022
Entity Addresses [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	POST-EFFECTIVE AMENDMENT NO. 1
Entity Registrant Name	DRAGONFLY ENERGY HOLDINGS CORP.
Entity Central Index Key	0001847986
Entity Tax Identification Number	85-1873463
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1190 Trademark Drive #108
Entity Address, City or Town	Reno
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89521
City Area Code	(775)
Local Phone Number	622 - 3448
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1190 Trademark Drive #108
Entity Address, City or Town	Reno
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89521
City Area Code	(775)
Local Phone Number	622-3448
Contact Personnel Name	Denis Phares